Expected credit loss measurement - Coverage ratios (Detail 1) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 944,795	$ 880,089	$ 866,308
ECL coverage	0.39%	0.38%	0.37%
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 1,145,133	$ 1,065,747	$ 1,052,521
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,138,262	1,062,530	1,050,326
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	653,195	603,233	587,347
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	286,744	258,849	251,955
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	94,056	84,915	83,780
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,866	25,200	25,599
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,000	22,033	21,002
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	161,199	153,007	147,714
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,315	2,025	1,978
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,263	4,331	4,204
Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,859	8,221	8,058
Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,894	2,617	2,814
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	72,546	66,864	59,279
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 2,682	$ 2,738	$ 2,723
Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.10%	0.10%
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 902,925	$ 840,254	$ 828,495
ECL coverage	0.06%	0.06%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 1,113,992	$ 1,037,577	$ 1,024,746
Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,107,120	1,034,361	1,022,550
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	623,137	576,017	560,531
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	273,655	246,480	241,690
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	88,123	79,744	79,480
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,058	22,015	21,073
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	21,161	18,578	17,576
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	160,942	152,909	147,326
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,791	1,564	1,533
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,236	4,311	4,089
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,054	7,905	7,136
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,707	2,403	2,468
Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	71,751	66,110	58,645
Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,495	2,600	2,568
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 34,089	$ 32,244	$ 30,265
ECL coverage	1.26%	1.29%	1.41%
Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 26,479	$ 23,505	$ 23,074
Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,479	23,505	23,074
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,571	22,744	22,309
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	11,641	10,943	9,009
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,611	4,923	4,071
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,118	2,120	3,493
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,498	2,318	2,293
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147	1	266
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	479	420	406
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25	12	106
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	727	316	922
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	131	109	114
Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	620	560	439
Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	97	48	59
Lifetime expected credit losses | Stage 3
Disclosure Of Credit Risk Exposure [Line Items]
Total on- and off-balance sheet	$ 7,781	$ 7,592	$ 7,547
ECL coverage	34.23%	32.44%	30.67%
Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 4,662	$ 4,665	$ 4,701
Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,662	4,665	4,701
Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,486	4,471	4,506
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,448	1,426	1,256
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	322	247	229
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	690	1,065	1,033
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,341	1,137	1,133
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	110	97	122
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	45	41	39
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1	8	9
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	78	0	0
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	55	106	232
Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	176	194	194
Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	90	89	95
Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	659,104	608,966	592,941
Gross carrying amount | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	381,064	344,012	336,001
Gross carrying amount | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	53,957	49,177	48,393
Gross carrying amount | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	224,082	215,777	208,547
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	286,891	258,992	252,121
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	94,173	85,020	83,880
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	27,732	26,115	26,427
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,225	23,062	21,966
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	161,340	153,120	147,821
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,363	2,069	2,019
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,394	4,454	4,327
Gross carrying amount | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,879	8,240	8,089
Gross carrying amount | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,043	2,743	2,951
Gross carrying amount | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	41,342	42,373	40,576
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,721	2,778	2,764
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	625,978	578,909	563,379
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	361,847	326,290	321,240
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	44,409	40,739	38,776
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	219,723	211,880	203,363
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	273,698	246,519	241,736
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	88,149	79,771	79,504
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,174	22,097	21,145
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	21,234	18,643	17,631
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	160,953	152,917	147,332
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,798	1,572	1,539
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,244	4,319	4,098
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,068	7,921	7,150
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,727	2,418	2,484
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	39,434	40,130	38,188
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,498	2,603	2,571
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,981	23,094	22,693
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17,337	15,948	13,177
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,799	4,616	5,958
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,845	2,530	3,558
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	11,691	10,993	9,079
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,647	4,955	4,098
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,215	2,231	3,617
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,584	2,385	2,341
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147	1	267
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	491	431	416
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25	12	106
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	732	319	938
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	154	128	134
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,197	1,590	1,636
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	99	49	60
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,144	6,963	6,869
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,880	1,774	1,584
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,750	3,822	3,659
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,514	1,367	1,627
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,503	1,480	1,306
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	378	295	278
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,343	1,788	1,665
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,407	2,034	1,993
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	240	203	222
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	74	66	64
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	124	123	122
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	78	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	163	196	334
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	711	653	752
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	125	125	132
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(3,595)	(3,336)	(3,195)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (3,595)	$ (3,336)	$ (3,195)
Allowance for expected credit loss | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.49%	0.49%	0.48%
Allowance for expected credit loss | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.07%	0.08%
Allowance for expected credit loss | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	3.88%	3.95%	3.70%
Allowance for expected credit loss | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.39%	0.37%	0.39%
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (3,187)	$ (2,955)	$ (2,830)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (147)	$ (143)	$ (166)
ECL coverage	0.05%	0.06%	0.07%
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (117)	$ (105)	$ (100)
ECL coverage	0.12%	0.12%	0.12%
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (866)	$ (915)	$ (828)
ECL coverage	3.12%	3.50%	3.13%
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1,225)	$ (1,030)	$ (963)
ECL coverage	4.67%	4.46%	4.39%
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (141)	$ (113)	$ (107)
ECL coverage	0.09%	0.07%	0.07%
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (48)	$ (44)	$ (41)
ECL coverage	2.01%	2.14%	2.05%
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (134)	$ (123)	$ (122)
ECL coverage	3.05%	2.76%	2.83%
Allowance for expected credit loss | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (20)	$ (19)	$ (31)
ECL coverage	0.22%	0.23%	0.38%
Allowance for expected credit loss | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (149)	$ (125)	$ (137)
ECL coverage	4.90%	4.57%	4.64%
Allowance for expected credit loss | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.82%	0.80%	0.83%
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (129)	$ (127)	$ (135)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (39)	$ (40)	$ (41)
ECL coverage	1.45%	1.44%	1.49%
Allowance for expected credit loss | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.10%	0.10%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.04%	0.04%	0.05%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.74%	0.72%	0.67%
Allowance for expected credit loss | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.06%	0.07%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.03%	0.03%	0.05%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.07%	0.06%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.81%	0.79%	0.79%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.67%	0.63%	0.52%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.01%	0.01%	0.00%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.82%	0.94%	0.85%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.19%	0.18%	0.23%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.22%	0.23%	0.38%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.45%	1.37%	1.33%
Allowance for expected credit loss | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.07%	0.09%
Allowance for expected credit loss | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.18%	0.16%	0.17%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (378)	$ (321)	$ (304)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (378)	$ (321)	$ (304)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.05%	0.05%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.02%	0.02%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.43%	0.36%	0.33%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.04%	0.04%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (343)	$ (289)	$ (276)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (43)	$ (39)	$ (46)
ECL coverage	0.02%	0.02%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (25)	$ (26)	$ (24)
ECL coverage	0.03%	0.03%	0.03%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (116)	$ (82)	$ (72)
ECL coverage	0.50%	0.37%	0.34%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (74)	$ (65)	$ (55)
ECL coverage	0.35%	0.35%	0.31%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (11)	$ (8)	$ (6)
ECL coverage	0.01%	0.01%	0.00%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (7)	$ (8)	$ (6)
ECL coverage	0.36%	0.49%	0.39%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (8)	$ (8)	$ (9)
ECL coverage	0.19%	0.18%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (15)	$ (16)	$ (14)
ECL coverage	0.18%	0.20%	0.20%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (19)	$ (16)	$ (15)
ECL coverage	0.70%	0.65%	0.62%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.05%	0.07%
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (25)	$ (24)	$ (25)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (3)	$ (3)	$ (4)
ECL coverage	0.13%	0.13%	0.14%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (590)	$ (553)	$ (521)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (590)	$ (553)	$ (521)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.20%	1.30%	1.43%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.49%	0.51%	0.73%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	3.14%	3.86%	2.87%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.59%	1.65%	1.61%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (311)	$ (300)	$ (323)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (49)	$ (50)	$ (70)
ECL coverage	0.42%	0.45%	0.77%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (36)	$ (32)	$ (27)
ECL coverage	0.63%	0.64%	0.66%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (97)	$ (111)	$ (123)
ECL coverage	3.00%	4.96%	3.41%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (85)	$ (67)	$ (47)
ECL coverage	3.31%	2.83%	2.03%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.31%	0.08%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (12)	$ (11)	$ (11)
ECL coverage	2.50%	2.55%	2.56%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.10%	0.40%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (5)	$ (4)	$ (16)
ECL coverage	0.70%	1.17%	1.75%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (23)	$ (19)	$ (19)
ECL coverage	14.66%	15.00%	14.47%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.32%	0.44%	0.56%
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (11)	$ (8)	$ (7)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1)	$ (1)	$ (1)
ECL coverage	1.40%	1.74%	1.59%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (2,627)	$ (2,463)	$ (2,369)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (2,627)	$ (2,463)	$ (2,369)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	35.94%	34.50%	(33.01%)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	5.88%	5.69%	6.28%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	45.84%	42.36%	40.79%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	48.78%	49.91%	41.52%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (2,533)	$ (2,366)	$ (2,230)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (55)	$ (53)	$ (50)
ECL coverage	3.65%	3.61%	3.86%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (56)	$ (48)	$ (49)
ECL coverage	14.75%	16.13%	17.68%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (653)	$ (722)	$ (632)
ECL coverage	48.63%	40.40%	37.95%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (1,065)	$ (897)	$ (860)
ECL coverage	44.27%	44.09%	43.16%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (130)	$ (105)	$ (101)
ECL coverage	54.07%	51.98%	45.31%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (29)	$ (26)	$ (25)
ECL coverage	38.98%	38.47%	38.57%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (126)	$ (115)	$ (113)
ECL coverage	0.00%	93.76%	92.58%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (108)	$ (90)	$ (102)
ECL coverage	66.10%	45.98%	30.57%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	43.95%	47.42%	39.65%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (93)	$ (96)	$ (103)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ (35)	$ (36)	$ (37)
ECL coverage	27.77%	28.70%	27.85%